STAGECOACH FUNDS, INC.

                  Balanced Fund Diversified Equity Income Fund
                                Equity Value Fund

                Class A, Class B, Class C and Institutional Class

                    Supplement dated November 1, 1999 to the
                         Prospectuses dated May 1, 1999
                                       and
                    Supplement dated November 1, 1999 to the
                     Statement of Additional Information for
                Class A, Class B, Class C and Institutional Class
                                dated May 1, 1999



         Effective October 22, 1999, Rex Wardlaw no longer serves as a portfolio manager for the dat-to-day management of the Balanced, Diversified Equity Income, and Equity Value Funds. The Balanced Fund continues to be managed by Scott Smith and Gregg Giboney, the Diversified Equity Income Fund continues to be managed by Allen Wisneiwski, and The Equity Value Fund continues to be managed by Allen Wisneiwski and Gregg Giboney.